CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net earnings	$ 510.5	$ 61.8
Items that will not be reclassified to the statements of earnings
Net unrealized change in fair value of marketable securities	17.9	7.5
Net realized change in fair value of marketable securities	(10.9)	(2.8)
Tax impact	(0.6)	(1.2)
Other comprehensive income, net of income tax	6.4	3.5
Items that may be reclassified to the statements of earnings
Effective portion of changes in fair value of cash flow hedges	16.5	5.2
Time value of options contracts excluded from hedge relationship	(1.9)	(4.2)
Net change in fair value of cash flow hedges reclassified to the statements of earnings	(4.0)	6.4
Tax impact	(0.3)	(0.2)
Other comprehensive income, net of income taxes	10.3	7.2
Currency translation adjustment	0.8	(0.3)
Total other comprehensive income	17.5	10.4
Comprehensive income (loss)	528.0	72.2
Comprehensive income attributable to:
Equity holders of IAMGOLD Corporation	519.1	63.0
Non-controlling interests	8.9	9.2
Comprehensive income (loss)	$ 528.0	$ 72.2